Offerings - Offering: 1	Sep. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	The maximum aggregate offering price is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. The proposed maximum aggregate offering price includes $3,000,000 of common stock that may be purchased by the underwriter pursuant to its over-allotment option. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereby include such indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.